FINANCIAL LIABILITIES AND WARRANTS - Financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL LIABILITIES AND WARRANTS
Non-current financial liabilities	€ 37,000	€ 22,190
Warrant liability	5,053
Current financial liabilities	€ 40,433	€ 26,053